Material Cybersecurity Incident Disclosure	May 14, 2025
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Nature [Text Block]	:
•Name, address, phone, and email;
•Masked Social Security (last 4 digits only);
•Masked bank-account numbers and some bank account identifiers;
•Government‑ID images (e.g., driver’s license, passport);
•Account data (balance snapshots and transaction history); and
•Limited corporate data (including documents, training material, and communications available to support agents).

Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]	.